DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Partnership distributions	$ (238)	$ (219)	$ (476)	$ (438)
Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Partnership distributions	$ 13	$ 10	$ 25	$ 19
Partnership distributions (usd per share)	$ 0.26	$ 0.25	$ 0.50	$ 0.48
Partnership Unitholders Excluding Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 200	$ 185	$ 400	$ 370
Partnership distributions (usd per share)	$ 0.50	$ 0.470	$ 1.01	$ 0.94
Increase in dividends payable per share, percent	7.00%		7.00%
Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 38	$ 34	$ 76	$ 68